Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	279,819,806.53	21,939
Yield Supplement Overcollateralization Amount 06/30/17	6,205,270.73	0
Receivables Balance 06/30/17	286,025,077.26	21,939
Principal Payments	14,022,689.95	522
Defaulted Receivables	555,364.96	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	5,726,612.66	0
Pool Balance at 07/31/17	265,720,409.69	21,383

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	25.53%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	11,957,418.44
Actual Overcollateralization	11,957,418.44

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	34.01

Delinquent Receivables:
Past Due 31-60 days	6,045,620.04	379
Past Due 61-90 days	1,450,745.11	89
Past Due 91-120 days	265,777.02	18
Past Due 121+ days	0.00	0
Total	7,762,142.17	486

Total 31+ Delinquent as % Ending Pool Balance	2.92%

Recoveries	359,510.60

Aggregate Net Losses/(Gains) - July 2017	195,854.36

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.82%
Prior Net Losses Ratio	0.95%
Second Prior Net Losses Ratio	0.87%
Third Prior Net Losses Ratio	1.04%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.51%

Flow of Funds	$ Amount

Collections	15,217,442.84
Advances	1,663.44
Investment Earnings on Cash Accounts	11,810.29
Servicing Fee	(238,354.23)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,992,562.34

Distributions of Available Funds
(1) Class A Interest	282,593.02
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,507,505.55
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,957,418.44
(7) Distribution to Certificateholders	1,211,359.08
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,992,562.34

Servicing Fee	238,354.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 07/17/17	267,227,915.24
Principal Paid	13,464,923.99
Note Balance @ 08/15/17	253,762,991.25

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2a
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2b
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-3
Note Balance @ 07/17/17	138,897,915.24
Principal Paid	13,464,923.99
Note Balance @ 08/15/17	125,432,991.25
Note Factor @ 08/15/17	35.4330484%

Class A-4
Note Balance @ 07/17/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	107,600,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	20,730,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	316,279.27
Total Principal Paid	13,464,923.99
Total Paid	13,781,203.26

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.22556%
Coupon	1.45556%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	131,953.02
Principal Paid	13,464,923.99
Total Paid to A-3 Holders	13,596,877.01

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3200138
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.6239151
Total Distribution Amount	13.9439289

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3727486
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.0365084
Total A-3 Distribution Amount	38.4092570

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	111.96
Noteholders' Principal Distributable Amount	888.04

Account Balances	$ Amount

Advances
Balance as of 06/30/17	60,850.08
Balance as of 07/31/17	62,513.52
Change	1,663.44

Reserve Account
Balance as of 07/17/17	2,527,722.68
Investment Earnings	1,825.14
Investment Earnings Paid	(1,825.14)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68